INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	Weighted average remaining useful life	December 31,
		2014	2013
Original Cost:

Technology	5.3	$10,725	$10,725
Backlog	0.5	1,491	1,491
Customer relationships	1.5	899	899
		$13,115	$13,115
Accumulated amortization:

Technology	5.3	$3,592	$2,103
Backlog	0.5	1,437	1,330
Customer relationships	1.5	537	275
		$5,566	$3,708

Amortized cost		$7,549	$9,407

Schedule of Estimated Amortization Expense
Year ending December 31,

2015	1,772
2016	1,621
2017	1,489
2018	1,452
Thereafter	1,215

Total	7,549